Loans receivable	12 Months Ended
Dec. 31, 2022
Loans receivable [Abstract]
Loans receivable

Note 8 – Loans receivable

Due to strategic business cooperation, the Company made interest-free advances to third parties. As of December 31, 2022 and 2021, the outstanding balance of such interest-free advances were $28,622,704 and $22,487,767, respectively.